Quarterly Holdings Report
for

Fidelity Advisor® Energy Fund

April 30, 2021

ANR-QTLY-0621
1.800328.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Energy Equipment & Services - 9.6%
Oil & Gas Drilling - 0.9%
Nabors Industries Ltd.	16,512	$1,334,995
Odfjell Drilling Ltd. (a)	914,756	2,204,470
Patterson-UTI Energy, Inc.	95,800	647,608
Shelf Drilling Ltd. (a)(b)	691,228	381,986
		4,569,059
Oil & Gas Equipment & Services - 8.7%
Baker Hughes Co. Class A	622,700	12,503,816
Cactus, Inc.	46,500	1,386,165
Championx Corp. (a)	149,400	3,138,894
Nextier Oilfield Solutions, Inc. (a)	976,900	3,507,071
Oceaneering International, Inc. (a)	246,900	2,654,175
ProPetro Holding Corp. (a)	560,100	5,393,763
RigNet, Inc. (a)	105,851	1,016,170
Schlumberger Ltd.	248,918	6,733,232
Technip Energies NV (a)	194,220	2,765,819
TechnipFMC PLC	899,800	6,658,520
		45,757,625

TOTAL ENERGY EQUIPMENT & SERVICES		50,326,684

Food Products - 0.6%
Agricultural Products - 0.6%
Darling Ingredients, Inc. (a)	46,600	3,236,370
Independent Power and Renewable Electricity Producers - 1.9%
Independent Power Producers & Energy Traders - 1.9%
The AES Corp.	33,200	923,624
Vistra Corp.	528,700	8,919,169
		9,842,793
Oil, Gas & Consumable Fuels - 87.8%
Coal & Consumable Fuels - 0.2%
Enviva Partners LP	18,500	911,125
Integrated Oil & Gas - 39.5%
BP PLC sponsored ADR	1,161,700	29,228,372
Chevron Corp.	654,437	67,452,822
Exxon Mobil Corp.	1,182,961	67,712,687
Occidental Petroleum Corp.	293,600	7,445,696
Occidental Petroleum Corp. warrants 8/3/27 (a)	36,987	398,720
Royal Dutch Shell PLC Class B sponsored ADR	532,600	19,072,406
Suncor Energy, Inc.	467,800	10,005,664
Total SA sponsored ADR	134,600	5,960,088
		207,276,455
Oil & Gas Exploration & Production - 29.1%
APA Corp.	737,400	14,748,000
Callon Petroleum Co. (a)(c)	36,740	1,373,709
Canadian Natural Resources Ltd.	521,700	15,835,843
Cimarex Energy Co.	141,600	9,373,920
ConocoPhillips Co.	379,950	19,430,643
Devon Energy Corp.	530,100	12,393,738
EOG Resources, Inc.	303,986	22,385,529
Hess Corp.	124,300	9,261,593
Magnolia Oil & Gas Corp. Class A (a)	222,000	2,499,720
National Energy Services Reunited Corp. (a)	480,800	6,101,352
Northern Oil & Gas, Inc. (a)	70,830	1,025,618
PDC Energy, Inc. (a)	287,088	10,481,583
Pioneer Natural Resources Co.	167,725	25,801,137
Viper Energy Partners LP (c)	107,400	1,934,274
		152,646,659
Oil & Gas Refining & Marketing - 9.4%
Marathon Petroleum Corp.	349,978	19,476,276
Phillips 66 Co.	150,418	12,170,320
Renewable Energy Group, Inc. (a)	20,600	1,143,712
Valero Energy Corp.	227,900	16,855,484
		49,645,792
Oil & Gas Storage & Transport - 9.6%
Cheniere Energy, Inc. (a)	373,400	28,945,968
Enterprise Products Partners LP	229,700	5,285,397
Golar LNG Ltd. (a)	197,900	2,271,892
Noble Midstream Partners LP	146,688	2,107,907
Teekay LNG Partners LP	180,400	2,687,960
The Williams Companies, Inc.	373,100	9,088,716
		50,387,840

TOTAL OIL, GAS & CONSUMABLE FUELS		460,867,871

TOTAL COMMON STOCKS
(Cost $457,428,767)		524,273,718

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.04% (d)	6,178,976	6,180,212
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)	3,504,074	3,504,424
TOTAL MONEY MARKET FUNDS
(Cost $9,684,636)		9,684,636
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $467,113,403)		533,958,354
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(9,138,068)
NET ASSETS - 100%		$524,820,286

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $381,986 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,178
Fidelity Securities Lending Cash Central Fund	19,454
Total	$20,632

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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